Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Jun. 30, 2026
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Balance Sheets

The following represents financial information of the parent company:

Condensed balance sheets

	As of June 30,
	2026	2025
ASSETS
Cash	$9,049,788	$6,635,163
Due from intercompany	12,069,820	12,069,820
Investment in subsidiaries	16,353,622	354,260
Total Assets	$37,473,230	$19,059,243

LIABILITIES AND SHAREHOLDERS’ EQUITY
Warrant liabilities	$16,816,812	$-
Accrued expenses and other current liabilities	63,527	40,327
Total Current Liabilities	$16,880,339	$40,327

Shareholders’ Equity
Ordinary shares ($0.04 par value, 25,000,000 authorized, 831,366 shares issued and outstanding as of June 30, 2025)*	$-	$33,255
Class A ordinary shares ($0.04 per share, 6,050,000,000 shares authorized, 3,331,681 issued and outstanding as of June 30, 2026)*	133,267	-
Class B ordinary shares ($0.04 per share, 200,000,000 shares authorized, 306,383 issued and outstanding as of June 30, 2026)*	12,255	-
Additional paid-in capital	56,475,539	22,412,245
Accumulated deficits	(36,028,170)	(3,426,584)
Total shareholders’ equity	20,592,891	19,018,916
Total liabilities and shareholders’ equity	$37,473,230	$19,059,243

*	Giving retroactive effect on the 1-for-25 reverse share split to the issued and outstanding ordinary Shares effected on May 22, 2026, all share and per share amounts presented in the accompanying financial statements have been retrospectively adjusted to reflect the reverse share split for all periods presented.

Schedule of Condensed Statements of Loss and Comprehensive Loss

Condensed statements of loss and comprehensive loss

	For the years ended June 30,
	2026	2025	2024
Operating expenses:
General and administrative expenses	(1,375,184)	(523,720)	(722,872)
Equity loss in subsidiaries	(31,737,667)	(2,194,797)	(25,670)
Net loss	(33,112,851)	(2,718,517)	(748,542)
Comprehensive loss	$(33,112,851)	$(2,718,517)	(748,542)

Schedule of Condensed Statements of Cash Flows

Condensed statements of cash flows

	For the years Ended June 30,
	2026	2025	2024
Net cash (used in) operating activities	$(1,653,505)	$(12,308,531)	$(769,797)
Net cash provided by (used in) investing activities	-	9,677,256	(9,457,764)
Net cash provided by financing activities	4,068,130	5,700,000	13,783,523
Net increase in cash	2,414,625	3,068,725	3,555,962
Cash at the beginning of the year	6,635,163	3,566,438	10,476
Cash at the end of the year	$9,049,788	$6,635,163	$3,566,438